INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Statutory rate	34.00%
Change in valuation allowance	$ 402,000
Undistributed earnings of foreign subsidiaries	34,200,000
Increase in domestic taxes in case of repatriation of subsidiaries earnings	7,400,000
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	71,100,000
State and Local Jurisdiction [Member] | California [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	32,800,000
State and Local Jurisdiction [Member] | Other States [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 7,200,000